Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Line Items]
Percentage vote and value of subsidiaries included in the Group consolidated federal tax return	80.00%	80.00%	80.00%
Percentage vote and value of subsidiaries in the Group consolidated state tax return	50.00%	50.00%	50.00%
Income tax expense/(benefit)	$ (842)	$ (4,008)	$ 30,525
Uncertain Tax Position
Taxation [Line Items]
Other provisions	1,208
Federal - current
Taxation [Line Items]
Tax losses			13,681
Tax credits	272	238	1,396
Federal - current | Operating loss carryforwards not subject to expiration
Taxation [Line Items]
Tax losses	118,870
Massachusetts
Taxation [Line Items]
Tax losses	376,066	125,322	$ 111,446
Gross Amount
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	378,806	282,280
Tax losses	123,691	7,815
Tax credits	272	238
US
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	$ 102,037	$ 75,746